Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THIRD AVENUE VARIABLE SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2020
Document Creation Date	dei_DocumentCreationDate	Nov. 09, 2020